Restatement - Statements of consolidated comprehensive loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the year	€ (25,517)	€ (18,946)	€ (13,987)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	(14)	87	(42)
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	10	(18)	(64)
Other comprehensive income (loss)	(4)	69	(106)
Total comprehensive loss	(25,521)	(18,877)	(14,093)
Attributable to shareholders of Biophytis	(25,521)	(18,877)	€ (14,093)
As filed
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the year	(17,054)	(17,788)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	(14)	87
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	10	(18)
Other comprehensive income (loss)	(4)	69
Total comprehensive loss	(17,058)	(17,719)
Attributable to shareholders of Biophytis	(17,058)	(17,719)
Restatments
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the year	(8,463)	(1,158)
Items that will be reclassified to profit or loss
Total comprehensive loss	(8,463)	(1,158)
Attributable to shareholders of Biophytis	(8,463)	(1,158)
As restated
IFRS Schedule of Error Corrections and Prior Period Adjustment Restatement Line Items
Net loss for the year	(25,517)	(18,946)
Items that will not be reclassified to profit or loss
Actuarial gains and losses	(14)	87
Items that will be reclassified to profit or loss
Foreign currency translation adjustment	10	(18)
Other comprehensive income (loss)	(4)	69
Total comprehensive loss	(25,521)	(18,877)
Attributable to shareholders of Biophytis	€ (25,521)	€ (18,877)